Consolidated Balance Sheets (Unaudited) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Current Assets
Cash and cash equivalents	$ 344,235	$ 943,435
Notes receivable	1,238
Accounts receivable	742,911	278,900
Advances to suppliers	225,652	140,493
Prepaid taxes and taxes recoverable	4,850
Other receivables and other current assets	8,546,912	9,253,793
Total Current Assets	9,889,473	10,616,621
Non-Current Assets
Property, plant and equipment, net	23,341
Total Non-Current Assets	23,341
Total Assets	9,912,814	10,616,621
Current Liabilities
Accruals and other payables	1,692,320	1,763,282
Accounts payable	656,321	189,414
Taxes payable		7,341
Contract liability		27,396
Total Current Liabilities	2,359,216	2,199,063
Total Liabilities	2,359,216	2,199,063
Shareholders’ Equity
Ordinary shares, $0.00039 par value; (25,000,000,000 shares authorized, 55,056,945 shares issued and outstanding as of April 30, 2025 and October 31, 2024, respectively)	21,472	21,472
Additional paid-in capital	86,169,229	86,169,229
Statutory reserve		891,439
Accumulated deficit	(77,577,359)	(77,793,056)
Accumulated other comprehensive loss	(1,059,744)	(871,526)
Total Equity	7,553,598	8,417,558
Total Liabilities and Shareholders’ Equity	9,912,814	10,616,621
Related Party
Current Assets
Due from related parties	23,675
Current Liabilities
Due to related parties	$ 10,575	$ 211,630